Restructuring Charges - Additional Information (Detail) (USD $)	6 Months Ended
Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,002,000
Lease termination and exit costs	1,000,000
Workforce reductions	$ 4,000,000